Inventory (Details) - Schedule of Inventory - USD ($) $ in Thousands	Mar. 31, 2024	Sep. 30, 2023
Schedule of Inventory [Abstract]
Raw materials	$ 183	$ 265
Finished goods	178	54
Total inventory	$ 361	$ 319